Stockholders' Equity (Deficit) - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	10 Months Ended	12 Months Ended					1 Months Ended		3 Months Ended		1 Months Ended						10 Months Ended	1 Months Ended			12 Months Ended					1 Months Ended		12 Months Ended
	Oct. 31, 2012	Sep. 30, 2011	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Jul. 31, 2012	Feb. 14, 2011	Oct. 31, 2012 Open Market Share Repurchase Program	Jan. 31, 2012 Open Market Share Repurchase Program	Apr. 30, 2012 Open Market Share Repurchase Program	Jan. 31, 2012 Open Market Share Repurchase Program	Oct. 31, 2011 October 2011	Nov. 30, 2011 Accelerated Share Repurchases Program	Oct. 31, 2011 Accelerated Share Repurchases Program	Oct. 31, 2011 Accelerated Share Repurchases Program October 2011	Nov. 30, 2011 Accelerated Share Repurchases Program November 2011	Sep. 30, 2011 Maximum	Sep. 30, 2011 Maximum	Oct. 31, 2009 Manufacturing Operations Convertible Subordinated Debt	Oct. 31, 2009 Manufacturing Operations Convertible Subordinated Debt Call Option	Nov. 30, 2012 Subsequent Event	Oct. 31, 2012 Convertible Junior Preference Stock Series D	Oct. 31, 2011 Convertible Junior Preference Stock Series D	Oct. 31, 2012 Series A Preferred Stock	Jul. 31, 2007 Series A Preferred Stock	Oct. 31, 2012 Preference Stock	Oct. 31, 2012 Common Stock	Nov. 30, 2012 Common Stock Subsequent Event	Oct. 31, 2012 Nonconvertible Junior Preference Stock Series B Person
Class of Stock [Line Items]
Right per common stock						1
Exercise Price Stockholder Rights Plan						$ 140.00
Ownership Percentage Stockholder Rights Plan						15.00%
Redeemable amount per right under Shareholder Rights Plan						0.001
Preferred Stock, Shares Authorized	30,000,000		30,000,000																					22,000	110,000	10,000,000			1
Preferred Stock, Shares Issued	0		0
Preferred Stock, Par or Stated Value Per Share	$ 1.00		$ 1.00																			$ 1.00		$ 1.00	$ 1.00	$ 1.00
Number Of Members Entitled To Elect																													1
Preferred Stock, Shares Outstanding																						126	137						1
Preferred Stock, Liquidation Preference Per Share																						$ 25
Convertible Preferred Stock, Shares Issued upon Conversion																						0.3125
Preferred Stock, Dividend Rate, Percentage																						120.00%
Common Stock, shares authorized	220,000,000		220,000,000	220,000,000			110,000,000
Common Stock, Par or Stated Value Per Share	$ 0.10		$ 0.10	$ 0.10
Common Stock, Shares, Outstanding	79,300,000		79,300,000	70,500,000
Stock Issued During Period, Shares, New Issues																											10,666,666	763,534
Price per share (in dollars per share)																											$ 18.75	$ 18.75
Proceeds from Issuance of Common Stock	$ 192		$ 192	$ 0	$ 0																$ 14
Payments for Derivative Instrument, Investing Activities																				125
Proceeds from Issuance of Warrants																			87
Stock Repurchase Program, Authorized Amount								75									175	25
Treasury Stock, Shares, Acquired		532,016							1,905,600				2,542,609		2,380,952
Payments for Repurchase of Common Stock			75	125	0					5	70			100
Accelerated Share Repurchases, Settlement Payment or Receipt												80		20
Accelerated Share Repurchases, Initial Price Paid Per Share												$ 33.60
Forward contract for accelerated stock repurchase program				$ 20										$ 20
Treasury Stock, Additional Shares Acquired																161,657